Business Overview and Summary of Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		119 Months Ended	122 Months Ended			1 Months Ended
	Dec. 14, 2012	Jun. 30, 2006	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2010	Dec. 31, 2012 Opexa Hong Kong	Aug. 31, 2009 Technology License Agreement
Description Of Business Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from up front cash payment											$ 3,000,000
Proceed from technology transfer milestone fee											500,000
Reverse stock split ratio	0.25	0.10
Common Shares outstanding before reverse split	23,600,000
Common stock, shares outstanding	5,900,000		7,991,559		6,249,369	5,762,028	6,249,369	7,991,559
Cash and cash equivalents			7,834,336	4,677,956	592,004	7,109,215	592,004	7,834,336	3,812,535	3,902
Share-based awards, vesting period					3 years
Research and development expense			$ 1,621,366	$ 1,490,097	$ 6,318,476	$ 3,340,038	$ 76,497,351	$ 78,118,717